Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2020